Janus Investment Fund
Janus Henderson Government Money Market Fund
American Cancer Society Support – Class D Shares
Supplement dated December 11, 2024
to Currently Effective Prospectuses
The Board of Trustees of Janus Investment Fund authorized a new expense limitation agreement for Janus Henderson Government Money Market Fund (the “Fund”), effective on December 9, 2024, wherein Janus Henderson Investors US LLC (the “Adviser”) has agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.33% for at least a one‑year period through December 31, 2025.
In response to the above changes, the Fund’s prospectuses are revised as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information in its entirety:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	0.20%
Other Expenses(1)	0.21%
Total Annual Fund Operating Expenses	0.41%
Fee Waiver and/or Expense Reimbursement(2)	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.33%
(1) Restated to reflect a contractual reduction in administration fees effective October 28, 2024.
(2) The Adviser has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.33% for at least a one‑year period through December 31, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.

2.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following replaces the corresponding information in its entirety:
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$ 34	$124	$222	$510

3.	Under “Fees and Expenses” in the Additional information about the Fund section of the Fund’s prospectus, the following bullet point is added:
• The Adviser has contractually agreed to waive and/or reimburse the Fund’s “Total Annual Fund Operating Expenses” to the extent such expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.33% for at least a one‑year period through December 31, 2025. The expense limit is described in the “Expense Limitation” section of this Prospectus.

4.	After “Administration Fee” in the Management of the Fund section of the Fund’s prospectus, the following paragraph is added:
EXPENSE LIMITATION
The Adviser has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.33% for at least a one‑year period through December 31, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees. For information about how the expense limit affects the total expenses of the Fund, see the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus.
The American Cancer Society® does not endorse any service or product. Shares of the Fund are not sponsored, endorsed, or promoted by the American Cancer Society®, and the American Cancer Society® is not an investment adviser or service provider to the Fund, Janus Investment Fund, or Adviser.
Please retain this Supplement with your records.

2

Janus Investment Fund
Janus Henderson Government Money Market Fund
American Cancer Society Support – Class N Shares
Supplement dated December 11, 2024
to Currently Effective Prospectuses
The Board of Trustees of Janus Investment Fund authorized a new expense limitation agreement for Janus Henderson Government Money Market Fund (the “Fund”), effective on December 9, 2024, wherein Janus Henderson Investors US LLC (the “Adviser”) has agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.20% for at least a one‑year period through December 31, 2025.
In response to the above changes, the Fund’s prospectuses are revised as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information in its entirety:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	American Cancer Society Support – Class N
Management Fees	0.20%
Other Expenses(1)	0.03%
Total Annual Fund Operating Expenses	0.23%
Fee Waiver and/or Expense Reimbursement(2)	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.20%
(1) Other Expenses are based on the estimated annualized expenses that the Shares expect to incur.
(2) The Adviser has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.20% for at least a one‑year period through December 31, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.

2.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following replaces the corresponding information in its entirety:
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
American Cancer Society Support – Class N Shares	$20	$71	$126	$290

3.	Under “Fees and Expenses” in the Additional information about the Fund section of the Fund’s prospectus, the following bullet point is added:
• The Adviser has contractually agreed to waive and/or reimburse the Fund’s “Total Annual Fund Operating Expenses” to the extent such expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.20% for at least a one‑year period through December 31, 2025. The expense limit is described in the “Expense Limitation” section of this Prospectus.

4.	After “Administration Fee” in the Management of the Fund section of the Fund’s prospectus, the following paragraph is added:
EXPENSE LIMITATION
The Adviser has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.20% for at least a one‑year period through December 31, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees. For information about how the expense limit affects the total expenses of the Fund, see the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus.
The American Cancer Society® does not endorse any service or product. Shares of the Fund are not sponsored, endorsed, or promoted by the American Cancer Society®, and the American Cancer Society® is not an investment adviser or service provider to the Fund, Janus Investment Fund, or Adviser.
Please retain this Supplement with your records.

2

Janus Investment Fund
Janus Henderson Government Money Market Fund
American Cancer Society Support – Class T Shares
Supplement dated December 11, 2024
to Currently Effective Prospectuses
The Board of Trustees of Janus Investment Fund authorized a new expense limitation agreement for Janus Henderson Government Money Market Fund (the “Fund”), effective on December 9, 2024, wherein Janus Henderson Investors US LLC (the “Adviser”) has agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.46% for at least a one‑year period through December 31, 2025.
In response to the above changes, the Fund’s prospectuses are revised as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information in its entirety:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class T
Management Fees	0.20%
Other Expenses(1)	0.29%
Total Annual Fund Operating Expenses	0.49%
Fee Waiver and/or Expense Reimbursement(2)	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.46%
(1) Restated to reflect a contractual reduction in administration fees effective October 28, 2024.
(2) The Adviser has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.46% for at least a one‑year period through December 31, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.

2.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following replaces the corresponding information in its entirety:
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class T Shares	$47	$154	$271	$613

3.	Under “Fees and Expenses” in the Additional information about the Fund section of the Fund’s prospectus, the following bullet point is added:
• The Adviser has contractually agreed to waive and/or reimburse the Fund’s “Total Annual Fund Operating Expenses” to the extent such expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.46% for at least a one‑year period through December 31, 2025. The expense limit is described in the “Expense Limitation” section of this Prospectus.

4.	After “Administration Fee” in the Management of the Fund section of the Fund’s prospectus, the following paragraph is added:
EXPENSE LIMITATION
The Adviser has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.46% for at least a one‑year period through December 31, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees. For information about how the expense limit affects the total expenses of the Fund, see the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus.
The American Cancer Society® does not endorse any service or product. Shares of the Fund are not sponsored, endorsed, or promoted by the American Cancer Society®, and the American Cancer Society® is not an investment adviser or service provider to the Fund, Janus Investment Fund, or Adviser.
Please retain this Supplement with your records.

2

Janus Investment Fund

Janus Henderson Government Money Market Fund

American Cancer Society Support – Class N Shares

Supplement dated December 11, 2024

to Currently Effective Statement of Additional Information

The Board of Trustees of Janus Investment Fund authorized a new expense limitation agreement for Janus Henderson Government Money Market Fund (the “Fund”), effective on December 9, 2024, wherein Janus Henderson Investors US LLC (the “Adviser”) has agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.20% for at least a one-year period through December 31, 2025.

In response to the above changes, the Fund’s statement of additional information (“SAI”) is revised as follows:

1.	Under “Investment Adviser – Janus Henderson Investors US LLC” in the Investment Adviser and Administrator section of the Fund’s SAI, the following replaces the third paragraph in its entirety:

The Advisory Agreement provides that the Adviser will furnish continuous advice and recommendations concerning the Fund’s investments and provide certain other advisory-related services. The Adviser also serves as administrator and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Fund. For serving as administrator, American Cancer Society Support – Class N Shares pays the Adviser an annual fee rate of 0.02%. The Adviser uses this fee to pay for administration costs such as fund accounting services; provision of office facilities and personnel necessary to carry on the business of the Fund; preparation and filing of all documents necessary to obtain and maintain registration and qualification of the shares of each class with the SEC and state securities commissions; clerical, recordkeeping and bookkeeping services; preparation of reports for distribution to shareholders of the Fund; preparation of prospectuses, statements of additional information and proxy statements for the Fund or any class of shares thereof; preparation and filing of the Fund’s required tax reports; and preparation of materials for meetings of the Trustees and their Committees. In addition, the Adviser also uses the fee to pay for, among others, custody, transfer agency and shareholder servicing; preparation and review of contracts to which the Fund is a party; and monitoring and reporting to Fund officers the Fund’s compliance with the Fund’s investment policies and restrictions. These costs are separate from fees related to advisory services.

2.	Under “Investment Adviser – Janus Henderson Investors US LLC” in the Investment Adviser and Administrator section of the Fund’s SAI, the following replaces the ninth paragraph in its entirety:

The Adviser has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 20% for at least a one-year through December 31, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.

The Adviser may voluntarily waive and/or reimburse the advisory fees and/or administration fees to the extent necessary to assist the Fund in attempting to maintain a yield of at least 0.00%. Any such waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of the Adviser. There is no guarantee that the Fund will maintain a positive yield.

The American Cancer Society® does not endorse any service or product. Shares of the Fund are not sponsored, endorsed, or promoted by the American Cancer Society®, and the American Cancer Society® is not an

investment adviser or service provider to the Fund, Janus Investment Fund, or Adviser.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Government Money Market Fund

American Cancer Society Support – Class D Shares

American Cancer Society Support – Class T Shares

Supplement dated December 11, 2024

to Currently Effective Statement of Additional Information

The Board of Trustees of Janus Investment Fund authorized a new expense limitation agreement for Janus Henderson Government Money Market Fund (the “Fund”), effective on December 9, 2024, wherein Janus Henderson Investors US LLC (the “Adviser”) has agreed to waive and/or reimburse operating expenses of American Cancer Society Support – Class D Shares and American Cancer Society Support – Class T Shares to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.33% and 0.46%, respectively, for at least a one-year period through December 31, 2025.

In response to the above changes, the Fund’s statement of additional information (“SAI”) is revised as follows:

1.	Under “Investment Adviser – Janus Henderson Investors US LLC” in the Investment Adviser and Administrator section of the Fund’s SAI, the following replaces the third paragraph in its entirety:

Each Advisory Agreement provides that the Adviser will furnish continuous advice and recommendations concerning the Fund’s investments and provide certain other advisory-related services. The Adviser also serves as administrator and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Fund. For serving as administrator, American Cancer Society Support – Class D Shares and American Cancer Society Support – Class T Shares pay the Adviser an annual fee rate of 0.20% and 0.28%, respectively. The Adviser uses this fee to pay for administration costs such as fund accounting services; provision of office facilities and personnel necessary to carry on the business of the Fund; preparation and filing of all documents necessary to obtain and maintain registration and qualification of the shares of each class with the SEC and state securities commissions; clerical, recordkeeping and bookkeeping services; preparation of reports for distribution to shareholders of the Fund; preparation of prospectuses, statements of additional information and proxy statements for the Fund or any class of shares thereof; preparation and filing of the Fund’s required tax reports; and preparation of materials for meetings of the Trustees and their Committees. In addition, the Adviser also uses the fee to pay for, among others, custody, transfer agency and shareholder servicing; preparation and review of contracts to which the Fund is a party; and monitoring and reporting to Fund officers the Fund’s compliance with the Fund’s investment policies and restrictions. These costs are separate from fees related to advisory services.

2.	Under “Investment Adviser – Janus Henderson Investors US LLC” in the Investment Adviser and Administrator section of the Fund’s SAI, the following replaces the ninth paragraph in its entirety:

The Adviser has contractually agreed to waive and/or reimburse operating expenses of American Cancer Society Support – Class D Shares and American Cancer Society Support – Class T Shares to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.33% and 0.46%, respectively, for at least a one-year period through December 31, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.

The Adviser may voluntarily waive and/or reimburse the advisory fees and/or administration fees to the extent necessary to assist the Fund in attempting to maintain a yield of at least 0.00%. Any such waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of the Adviser. There is no guarantee that the Fund will maintain a positive yield.

The American Cancer Society® does not endorse any service or product. Shares of the Fund are not sponsored, endorsed, or promoted by the American Cancer Society®, and the American Cancer Society® is not an investment adviser or service provider to the Fund, Janus Investment Fund, or Adviser.

Please retain this Supplement with your records.